UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

     This Amendment (Check only one):   |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Anchorage Advisors, LLC
Address:     610 Broadway, 6th Floor
             New York, NY  10012


Form 13F File Number:  028-11711
                     ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Anthony L. Davis
Title:       Managing Member of Anchorage Advisors Management, LLC
Phone:       212-432-4600

Signature, Place and Date of Signing:


    /s/ Anthony L. Davis            New York, New York        November 16, 2009
------------------------------     --------------------       ---------------
         [Signature]                   [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                              ----------------------------------

Form 13F Information Table Entry Total:                       16
                                              ----------------------------------

Form 13F Information Table Value Total:                    $414,618
                                              ----------------------------------
                                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None


                                                      ANCHORAGE ADVISORS, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2009

------------------------------------------------------------------------------------------------------------------------------------
                                 CLASS                      VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE           CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS INC             COM         121208201    6,157    350,000  SH        SOLE                   350,000
-----------------------------------------------------------------------------------------------------------------------------------
ENER1 INC                       COM NEW       29267A203   56,231  8,125,855  SH        SOLE                 8,125,855
-----------------------------------------------------------------------------------------------------------------------------------
FRONTEER DEV GROUP INC            COM         35903Q106   33,282  7,776,250  SH        SOLE                 7,776,250
-----------------------------------------------------------------------------------------------------------------------------------
GATX CORP                         COM         361448103    2,935    105,000  SH  PUT   SOLE                   105,000
-----------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC              COM CL A       37247D106   23,900  2,000,000  SH        SOLE                 2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                    COM         406216101   22,119    815,600  SH  PUT   SOLE                   815,600
-----------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP                     COM         447011107   18,220  2,000,000  SH        SOLE                 2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX            DJ US REAL EST    464287739  170,680  4,000,000  SH  PUT   SOLE                 4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                    COM         538146101   19,370  3,843,320  SH        SOLE                 3,843,320
-----------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC                   CL A         559222401   12,756    300,000  SH        SOLE                   300,000
-----------------------------------------------------------------------------------------------------------------------------------
ORION ENERGY SYSTEMS INC          COM         686275108      500    159,809  SH        SOLE                   159,809
-----------------------------------------------------------------------------------------------------------------------------------
RYDER SYS INC                     COM         783549108    3,750     96,000  SH  PUT   SOLE                    96,000
-----------------------------------------------------------------------------------------------------------------------------------
TEXTRON INC                       COM         883203101    7,592    400,000  SH  PUT   SOLE                   400,000
-----------------------------------------------------------------------------------------------------------------------------------
U S AIRWAYS GROUP INC             COM         90341W108    9,400  2,000,000  SH        SOLE                 2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC            COM         91324P102    7,825    312,500  SH  CALL  SOLE                   312,500
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                     COM         94973V107   19,901    420,200  SH  CALL  SOLE                   420,200
------------------------------------------------------------------------------------------------------------------------------------
